Stock-based Compensation - Summary of Additional Information Relating to Performance-based Stock Options (Details) - Performance-based Stock Options - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 0	$ 1,813,000	$ 0
Weighted-average grant date fair value of options granted (per share)	$ 0.40	$ 1.52	$ 0.50